Earnings per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation of Net Earnings (Loss) and Weighted Average Number of Shares Outstanding
The following represents a reconciliation of net earnings and weighted average number of shares outstanding (in thousands) for purposes of calculating basic and diluted net earnings per share:

	December 31,
	2011	2012	2013
Net earnings used for purpose of computing basic earnings per common share	186,770	7,149	1,049,300
After-tax equivalent of interest expense on convertible subordinated notes	17,670	—	—
Net earnings used for purposes of computing diluted net earnings per common share	204,440	7,149	1,049,300
Basic weighted average number of shares outstanding during the year used for purpose of computing basic earnings per share (thousands)	55,210	56,108	63,202
Dilutive effect of stock options	570	659	994
Dilutive effect of convertible subordinated notes	8,902	—	—
Dilutive weighted average number of shares outstanding	64,682	56,767	64,196
Net earnings per share:
Basic net earnings from continuing operations	3.38	0.13	16.60
Diluted net earnings from continuing operations	3.16	0.13	16.35